Statutory Federal Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Tax benefit at federal statutory rate	(34.00%)	(34.00%)
State income taxes, net of federal benefit	(4.00%)	(4.00%)
Permanent differences	0.80%	5.80%
Research & development tax credits	(1.80%)	0.00%
Impact of Section 382 limit	41.20%	0.00%
True-ups and other	(1.40%)	1.60%
Change in valuation allowance	(0.80%)	30.60%
Effective income tax rate	0.00%	0.00%